Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

The Lilly Employee 401(k) Plan

EIN 35-0470950 Plan No. 002
Schedule H, Line 4i – Schedule of Assets

(Held at End of Year)

December 31, 2025

	Description of
	Investment, including
	Maturity Date, Rate of
Identity of Issuer, Borrower,	Interest, Par, or	Current
Lessor, or Similar Party	Maturity Value	Value

Loans to participants*	Interest rates ranging	$30,484,221
	from 4.25% to 10.00%

*Parties in interest

The Savings Plan for Lilly Affiliate Employees in Puerto Rico

EIN 98-0167031 Plan No. 004
Schedule H, Line 4i – Schedule of Assets

(Held at End of Year)

December 31, 2025

	Description of
	Investment, including
	Maturity Date, Rate of
Identity of Issuer, Borrower,	Interest, Par, or	Current
Lessor, or Similar Party	Maturity Value	Value

Loans to participants*	Interest rates ranging	$2,655,742
	from 4.25% to 9.50%

*Parties in interest